Bonds and securities at amortized cost (Details 1) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Securities:
Brazilian government securities	R$ 90,337,827
Corporate debt securities	56,585,832
Total	146,923,659	[1]
Amortized cost
Securities:
Brazilian government securities	82,661,682
Corporate debt securities	57,943,056
Total	140,604,738	[1]
Gross unrealized gains
Securities:
Brazilian government securities	7,677,826	[2]
Corporate debt securities	598,676	[2]
Total	8,276,502	[1],[2]
Gross unrealized losses
Securities:
Brazilian government securities	(1,681)	[2]
Corporate debt securities	(1,955,900)	[2]
Total	R$ (1,957,581)	[1],[2]

[1]	In 2018, no reclassifications were made of Financial Assets at amortized cost - Bonds and securities for other categories of financial assets;
[2]	The balance in question is not accounted.